Taxes - Schedule of Tax Payable (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Tax Payable [Abstract]
VAT payable	$ 63,709	$ 93,278
Corporate income tax payable	2,587,799	1,940,649
Other tax	878	1,726
Tax payable	$ 2,652,385	$ 2,035,653